Financial instruments and risk management - Interest rate risk - Additional information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 1,522	$ 1,656
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Adjusted total borrowings	$ 11,700	$ 10,800
Weighted average maturity period	9 years	10 years
Interest rate risk | Sterling
Disclosure of detailed information about financial instruments [line items]
Increase in financial derivative charges on interest rate before tax	$ 68	$ 68
Interest rate risk | US dollar
Disclosure of detailed information about financial instruments [line items]
Increase in financial derivative charges on interest rate before tax	$ 78	$ 78
Interest rate risk | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Adjusted borrowings, interest rate	86.00%	76.00%	86.00%	76.00%
Interest rate risk | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Adjusted borrowings, interest rate	14.00%	24.00%	14.00%	24.00%
Interest rate risk | LIBOR
Disclosure of detailed information about financial instruments [line items]
Borrowing cost recognised	$ 7	$ 20
Borrowings, interest rate basis	1.00%		1.00%
Foreign exchange risk | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedged item, assets	$ 388	151
Hedged item, liabilities	140	298
Alcan Inc. Debentures 7.25% due 2028 | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,500
US Dollar Fixed Rate Borrowings | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 5,900	$ 4,500	€ 417	€ 818
Effective exchange rate	131.05%		131.05%